Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 04, 2021
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	$ 2,096,738	$ 2,157,425
Variable interest entity, consolidated, carrying amount, liabilities	923,326	1,039,971
Interest Expense	50,840	38,682	$ 41,080
Leases	44,800
Ultraship Crewing Philippines Inc [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage					25.00%
Ultraship Services Philippines Inc. [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage					40.00%
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated				49.00%
Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	54,000	58,900
Variable interest entity, consolidated, carrying amount, liabilities	49,200	55,500
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	129,700	139,100
Variable interest entity, consolidated, carrying amount, liabilities	19,400	18,500
Interest Expense	1,900	1,200
Proceeds from Related Party Debt	6,700	6,300
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	184,300	198,500
Variable interest entity, consolidated, carrying amount, liabilities	$ 68,800	$ 74,200
Variable Interest Entity, consolidated	100.00%	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | OCY Aurora Ltd [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated	100.00%	100.00%